Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consist of the following:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Computer and electronic equipment	31,041	27,439
Leasehold improvements	27,238	28,124
Office furniture and equipment	10,755	10,330
Motor vehicles	2,443	2,448

Total	71,477	68,341
Less: Accumulated depreciation (1)	(23,016)	(29,823)

Property, equipment and equipment, net	48,461	38,518

(1)	Depreciation expenses for the years ended December 31, 2020, 2021 and 2022 were RMB4,684, RMB6,474 and RMB17,319, respectively.